UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1. Reports to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2014

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period ended May 31, 2014 regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (PIA) is the adviser.

During the six months ended May 31, 2014, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	7.14%
PIA MBS Bond Fund	3.06%

PIA BBB Bond Fund
The return of the PIA BBB Bond Fund for the six-month period ended May 31, 2014 was 7.14%.  This exceeded the 6.97% return of our index, the Barclays Capital U.S. Credit Baa Bond Index.  The Fund has a strategy of using a broad diversification of BBB rated issuers, industry sectors and range of maturities.  The bonds held in the Fund represent over 150 different issuers.  The Barclays Capital U.S. Credit Baa Bond Index has over 500 issuers.  The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers.  In order to achieve this goal, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark.  While the top 20 issuers in the index are represented in the Fund, for the remainder issuers in the benchmark, only a subset is represented in the Fund, based on market conditions and liquidity.  This could cause some modest variability in the returns of the Fund relative to those of its benchmark.  For the six-month period ended May 31, 2014, the issuers represented in the Fund had on the average a better performance than the ones that the Fund was not invested in, which contributed to the small outperformance of the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the six-month period ended May 31, 2014 of 3.06% was in line with the Barclays Capital U.S. MBS Fixed Rate Index return of 3.31%.  The Fund has a broad diversification of coupons and mortgage sectors.  The Fund’s shorter duration structure, due to its emphasis on higher coupon securities detracted from returns as the yield curve flattened during the period.  The Fund was overweighted in the 30 year Freddie Mac sector, and was underweighted in the 30 year Ginnie Mae sector due to the better risk-adjusted yield of Freddie Macs, which was a positive factor for returns, as Freddie Macs produced better excess returns than Ginnie Mae securities for the period ended May 31, 2014.  The use of dollar rolls for selective coupons that offered attractive breakeven rates added to returns.  The Fund had an allocation to non-agency AAA and AA rated floating rate securities with shorter durations that modestly lagged the returns on the index as the yield flattened.  We believe these securities should add value to the Fund during a period of rising interest rates, as their coupons adjust higher.

Bond Market in Review
The Gross Domestic Product’s (GDP) quarter over quarter rate of growth was -2.9% for the first quarter of 2014, lower than the +2.6% during the fourth quarter of 2013.  This recent quarter for GDP decline was primarily attributed to weather related declines in activity.  The housing sector is showing signs of stability and unemployment levels continued to decline.  The Federal Reserve Board maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, increased to 2.1% year over year as of May 2014, up from a 1.0% pace year over year at October 2013.

PIA Funds

Yields on 5-year Treasury notes and 30-year Treasury bonds rose by 52 and 5 basis points (bp), respectively, from May 31, 2013 to May 31, 2014.  Yields on 2-year Treasuries rose only 8 bp.  The improving economy, increasing employment, and rising confidence contributed to the rise in rates.

Spreads on BBB rated bonds over Treasuries declined during the period from 170 bp to 137 bp.  Option adjusted spreads on agency mortgage-backed securities fell from 65 bp to 29 bp as the average life increased from 6.7 years to 7.3 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2014.  We look forward to reporting to you again with the annual report dated November 30, 2014.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

PIA Funds

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2014
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13 – 5/31/14).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/13	Value 5/31/14	Period 12/1/13 – 5/31/14*
PIA BBB Bond Fund
Actual	$1,000.00	$1,071.40	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

PIA MBS Bond Fund
Actual	$1,000.00	$1,030.60	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund is 0.00%.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2014
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2014
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2014
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 84.5%

Agricultural Chemicals 0.4%
	Mosaic Co.
$785,000	3.75%, due 11/15/21	$817,511

Agriculture 0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	693,130

Airlines 0.6%
	Continental Airlines, Inc.
581,497	5.983%, due 10/19/23	662,906
	Delta Air Lines, Inc.
663,114	7.75%, due 12/17/19	779,159
		1,442,065
Auto Parts 1.4%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20	1,263,774
	Autozone, Inc.
600,000	3.125%, due 7/15/23	584,746
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21	1,339,449
		3,187,969
Autos 1.7%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	902,314
	Ford Motor Credit Co. LLC
1,200,000	1.50%, due 1/17/17	1,206,996
1,000,000	5.00%, due 5/15/18	1,113,619
600,000	5.875%, due 8/2/21	704,386
		3,927,315
Banks 3.6%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	766,925
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,097,725
	Capital One Financial Corp.
815,000	6.15%, due 9/1/16	905,234
	Citigroup, Inc.
1,250,000	5.50%, due 2/15/17	1,381,562
875,000	6.125%, due 8/25/36	1,002,517
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18	1,019,435
225,000	8.25%, due 3/1/38	332,860
	KeyCorp
900,000	5.10%, due 3/24/21	1,028,487
	UBS AG
750,000	5.875%, due 7/15/16	824,235
		8,358,980
Biotech 2.0%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21	1,612,399
900,000	5.15%, due 11/15/41	971,913
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18	1,315,912
	Gilead Sciences, Inc.
750,000	5.65%, due 12/1/41	889,540
		4,789,764
Broker 2.6%
	Goldman Sachs Group, Inc.
800,000	5.625%, due 1/15/17	884,859
950,000	6.75%, due 10/1/37	1,143,497
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17	1,121,434
1,050,000	6.11%, due 1/29/37	1,216,597
	Morgan Stanley
900,000	4.875%, due 11/1/22	965,551
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	841,455
		6,173,393
Building Materials 0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	795,081

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Cable/Satellite 1.0%
	Direct TV Holdings
$1,300,000	1.75%, due 1/15/18	$1,303,520
685,000	5.00%, due 3/1/21	768,818
300,000	6.00%, due 8/15/40	347,985
		2,420,323
Chemicals 2.0%
	Dow Chemical Co.
1,075,000	4.25%, due 11/15/20	1,167,852
865,000	7.375%, due 11/1/29	1,173,350
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17	925,940
	PPG Industries, Inc.
750,000	6.65%, due 3/15/18	879,869
	RPM International, Inc.
500,000	6.125%, due 10/15/19	580,025
		4,727,036
Communications 1.1%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21	1,974,135
475,000	7.045%, due 6/20/36	600,286
		2,574,421
Communications Equipment 0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40	593,238
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20	853,303
		1,446,541
Consumer Products 0.4%
	Avon Products, Inc.
700,000	5.00%, due 3/15/23	707,773
	Beam, Inc.
181,000	5.375%, due 1/15/16	193,605
		901,378
Diversified Manufacturing 0.3%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	668,555

Electric Utilities 4.7%
	Dominion Resources, Inc.
1,130,000	5.15%, due 7/15/15	1,187,467
470,000	4.90%, due 8/1/41	504,828
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18	1,478,953
	Exelon Corp.
845,000	4.90%, due 6/15/15	880,600
1,015,000	5.625%, due 6/15/35	1,139,846
	Indiana Michigan Power
750,000	6.05%, due 3/15/37	913,569
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	847,617
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22	1,072,248
400,000	5.25%, due 2/15/43	431,005
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21	1,295,757
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	816,257
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	622,207
		11,190,354
Finance 0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	982,291

Finance – Credit Cards 0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)	1,722,163

Food 2.9%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28	1,651,105

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Food 2.9% (continued)
	Kellogg Co.
$1,200,000	3.25%, due 5/21/18	$1,265,225
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17	1,740,024
	Kroger Co.
780,000	6.15%, due 1/15/20	922,299
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19	1,211,874
		6,790,527
Gas Pipelines 0.6%
	Plains All American
	Pipeline, L.P.
1,100,000	6.50%, due 5/1/18	1,295,971

Health Care 1.5%
	Cardinal Health, Inc.
1,300,000	5.80%, due 10/15/16	1,446,597
	Humana, Inc.
955,000	7.20%, due 6/15/18	1,143,003
	Laboratory Corporation of
	America Holdings
1,000,000	2.20%, due 8/23/17	1,022,143
		3,611,743
Information Technology 1.2%
	Hewlett Packard Co.
1,150,000	2.60%, due 9/15/17	1,192,482
800,000	4.65%, due 12/9/21	875,126
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	813,638
		2,881,246
Insurance 5.2%
	American International
	Group, Inc.
1,275,000	5.05%, due 10/1/15	1,351,630
1,050,000	4.875%, due 6/1/22	1,176,911
600,000	6.25%, due 3/15/87	655,500
	Aon Corp.
600,000	5.00%, due 9/30/20	678,489
	AXA SA
500,000	8.60%, due 12/15/30	671,433
	CIGNA Corp.
315,000	6.15%, due 11/15/36	391,144
	Cincinnati Financial Corp.
550,000	6.92%, due 5/15/28	680,466
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22	1,400,349
105,000	3.50%, due 4/15/23	103,561
	Hartford Financial
	Services Group
1,350,000	5.125%, due 4/15/22	1,540,223
	Markel Corp.
20,000	4.90%, due 7/1/22	22,055
	Metlife, Inc.
855,000	6.40%, due 12/15/66	958,070
	Protective Life Corp.
350,000	7.375%, due 10/15/19	432,517
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37	1,417,745
	Unum Group
700,000	5.625%, due 9/15/20	810,851
		12,290,944
Lodging 0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	642,731

Machinery 0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	894,066

Media 5.0%
	CBS Corp.
1,220,000	5.75%, due 4/15/20	1,421,781
	Discover Communications LLC
500,000	3.30%, due 5/15/22	500,612

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Media 5.0% (continued)
	Expedia, Inc.
$800,000	5.95%, due 8/15/20	$894,020
	News America, Inc.
1,460,000	6.20%, due 12/15/34	1,786,320
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	407,516
	Time Warner, Inc.
500,000	4.05%, due 12/15/23	525,755
1,965,000	7.625%, due 4/15/31	2,734,661
	Time Warner Cable, Inc.
1,600,000	5.85%, due 5/1/17	1,807,941
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,189,566
	Viacom Inc.
610,000	4.375%, due 3/15/43	568,129
		11,836,301
Medical Equipment 0.4%
	Agilent Technologies, Inc.
900,000	6.50%, due 11/1/17	1,034,616

Metals 0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	822,216

Metals and Mining 0.9%
	Cliffs Natural Resources, Inc.
500,000	3.95%, due 1/15/18	508,032
	Teck Resources Ltd.
700,000	4.75%, due 1/15/22	731,231
800,000	5.40%, due 2/1/43	792,116
		2,031,379
Metalworking Machinery 0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19	1,156,702

Mining 1.2%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	695,641
	Vale Overseas Limited
560,000	6.25%, due 1/23/17	628,646
700,000	4.375%, due 1/11/22	722,516
700,000	6.875%, due 11/21/36	781,013
		2,827,816
Office Equipment 0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17	1,026,650

Oil and Gas 13.3%
	Anadarko Petroleum Corp.
650,000	5.95%, due 9/15/16	723,560
900,000	6.45%, due 9/15/36	1,136,649
	Cameron International Corp.
700,000	6.375%, due 7/15/18	819,071
	Canadian Natural Resources
835,000	6.00%, due 8/15/16	927,566
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	945,780
	Encana Corp.
450,000	3.90%, due 11/15/21	477,085
750,000	6.50%, due 8/15/34	927,253
	Enterprise Products
	Operating LLC
550,000	3.20%, due 2/1/16	573,437
1,850,000	4.85%, due 8/15/42	1,916,594
	Hess Corp.
575,000	8.125%, due 2/15/19	727,621
800,000	5.60%, due 2/15/41	922,487
	Kinder Morgan Energy Partners
750,000	3.95%, due 9/1/22	765,351
1,270,000	5.80%, due 3/15/35	1,404,126
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17	1,202,938
	Marathon Petroleum Corp.
1,056,000	3.50%, due 3/1/16	1,104,212

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Oil and Gas 13.3% (continued)
	Pemex Master Trust
$1,500,000	5.75%, due 3/1/18	$1,687,500
1,150,000	6.625%, due 6/15/35	1,351,250
	Petro-Canada
900,000	6.80%, due 5/15/38	1,203,447
	Petrobras International
	Finance Co.
1,885,000	5.875%, due 3/1/18	2,059,362
1,750,000	5.375%, due 1/27/21	1,825,691
390,000	6.875%, due 1/20/40	413,400
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	785,750
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	418,383
	Southwestern Energy Co.
1,325,000	4.10%, due 3/15/22	1,406,301
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18	583,034
	Talisman Energy
685,000	6.25%, due 2/1/38	793,734
	Transocean, Inc.
820,000	6.00%, due 3/15/18	925,657
700,000	6.375%, due 12/15/21	804,119
450,000	6.80%, due 3/15/38	507,743
	Valero Energy Corp.
255,000	6.625%, due 6/15/37	319,514
	Weatherford International Ltd.
800,000	4.50%, due 4/15/22	852,393
800,000	6.75%, due 9/15/40	979,424
		31,490,432
Paper 1.2%
	International Paper Co.
900,000	4.75%, due 2/15/22	996,672
700,000	6.00%, due 11/15/41	844,570
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,068,958
		2,910,200
Pharmaceuticals 1.7%
	Abbvie, Inc.
1,650,000	1.75%, due 11/6/17	1,665,762
100,000	4.40%, due 11/6/42	100,679
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23 (b)	511,525
	Watson Pharmaceuticals, Inc.
1,775,000	1.875%, due 10/1/17	1,796,343
		4,074,309
Pipelines 2.7%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	992,737
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	651,064
	Energen Corp.
750,000	4.625%, due 9/1/21	744,161
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	778,405
1,000,000	7.60%, due 2/1/24	1,246,779
	Oneok Partners LP
1,200,000	3.375%, due 10/1/22	1,195,026
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17	850,293
		6,458,465
Real Estate Investment Trusts 4.2%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21	1,506,532
	Duke Realty LP
750,000	8.25%, due 8/15/19	948,358
	ERP Operating LP
900,000	5.75%, due 6/15/17	1,020,281
	Health Care Property
	Investors, Inc.
850,000	6.00%, due 1/30/17	956,007
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,182,890
	Healthcare Realty Trust
675,000	6.50%, due 1/17/17	761,683

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Real Estate Investment Trusts 4.2% (continued)
	Hospitality Properties Trust
$620,000	5.625%, due 3/15/17	$681,132
	ProLogis
559,000	6.875%, due 3/15/20	677,174
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21	1,658,983
500,000	3.75%, due 5/1/24	505,975
		9,899,015
Restaurants 0.4%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21	827,326

Retail 2.0%
	CVS Caremark Corp.
2,050,000	5.75%, due 6/1/17	2,320,528
	Gap, Inc.
1,000,000	5.95%, due 4/12/21	1,155,898
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	770,209
400,000	6.70%, due 7/15/34	511,405
		4,758,040
Scientific Instruments 0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	940,499

Software 1.1%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	703,318
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22	1,806,750
		2,510,068
Technology 0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17	736,074

Telecommunications 2.2%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,470,111
	British Telecommunications PLC
855,000	9.625%, due 12/15/30	1,369,217
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30	508,733
	Embarq Corp.
600,000	7.082%, due 6/1/16	666,818
	France Telecom SA
575,000	5.375%, due 1/13/42	622,668
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	493,387
		5,130,934
Tobacco 1.4%
	Altria Group, Inc.
987,000	9.70%, due 11/10/18	1,307,258
700,000	5.375%, due 1/31/44	763,439
	Lorillard Tobacco Co.
1,200,000	3.75%, due 5/20/23	1,187,178
		3,257,875
Toys and Games 0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41	896,348

Transportation 1.9%
	Burlington Northern Santa Fe
1,075,000	4.70%, due 10/1/19	1,217,856
1,285,000	6.15%, due 5/1/37	1,597,166
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,769,060
		4,584,082
Utilities – Gas 0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	736,741

Waste Disposal 1.1%
1,450,000	Republic Services, Inc.
	5.00%, due 3/1/20	1,634,254

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Waste Disposal 1.1% (continued)
$660,000	Waste Management, Inc.
	7.75%, due 5/15/32	$939,833
		2,574,087
Wired Telecommunications
Carriers 4.9%
	Verizon Communications, Inc.
2,900,000	3.65%, due 9/14/18	3,110,928
3,000,000	5.15%, due 9/15/23	3,383,571
3,950,000	6.55%, due 9/15/43	5,032,158
		11,526,657
Total Corporate Bonds
(cost $188,640,187)		199,272,330

SOVEREIGN BONDS 12.0%
	Federal Republic of Brazil
1,250,000	6.00%, due 1/17/17	1,396,250
500,000	4.875%, due 1/22/21	552,500
2,040,000	7.125%, due 1/20/37	2,601,000
	Republic of Colombia
1,000,000	7.375%, due 3/18/19	1,230,000
890,000	7.375%, due 9/18/37	1,219,300
	Republic of Italy
1,100,000	5.375%, due 6/12/17	1,222,224
1,050,000	6.875%, due 9/27/23	1,334,867
	Republic of Panama
200,000	5.20%, due 1/30/20	225,500
750,000	6.70%, due 1/26/36	937,500
	Republic of Peru
830,000	8.375%, due 5/3/16	944,125
1,050,000	6.55%, due 3/14/37	1,340,325
	Republic of Philippines
950,000	6.50%, due 1/20/20	1,143,563
2,125,000	5.00%, due 1/13/37	2,419,950
	Republic of Turkey
1,800,000	7.50%, due 7/14/17	2,063,322
1,500,000	5.125%, due 3/25/22	1,594,950
1,950,000	6.00%, due 1/14/41	2,098,688
	Republic of Uruguay
209,742	8.00%, due 11/18/22	273,713
	United Mexican States
1,200,000	5.625%, due 1/15/17	1,337,400
1,684,000	3.625%, due 3/15/22	1,749,676
2,490,000	4.75%, due 3/8/44	2,552,250
		28,237,103
Total Sovereign Bonds
(cost $28,873,561)		28,237,103

U.S. GOVERNMENT
INSTRUMENTALITIES 1.3%
	U.S. Treasury Bond
3,410,000	2.875%, due 5/15/43	3,131,072
Total U.S. Government Instrumentalities
(cost $2,950,844)		3,131,072

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Shares	Value

SHORT-TERM INVESTMENTS 1.0%
2,442,114	Invesco STIT - Treasury
Portfolio - Institutional
Class, 0.01% (c)	$2,442,114
Total Short-Term Investments
(cost $2,442,114)	2,442,114
Total Investments
(cost $222,906,706)	98.8%	233,082,619
Other Assets less Liabilities	1.2%	2,844,988
TOTAL NET ASSETS	100.0%	$235,927,607

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2014.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2014, the value of these investments was $511,525 or 0.2% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of May 31, 2014.

Country Allocation
Country	% of Net Assets

United States	74.8%
Brazil	4.7%
Mexico	4.2%
Canada	2.7%
Turkey	2.4%
Switzerland	2.1%
Philippines	1.5%
United Kingdom	1.2%
Spain	1.1%
Italy	1.1%
Colombia	1.0%
Peru	1.0%
France	0.5%
Ireland	0.5%
Panama	0.5%
Japan	0.4%
Netherlands	0.2%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2014
(Unaudited)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 108.6%

Commercial Mortgage-Backed Securities 3.0%
	Aventura Mall Trust
$800,000	3.74%, due 12/5/32, Series
	2013-AVM, Class A (a)(d)	$851,304
	Banc of America
550,562	5.71%, due 5/10/45, Series
	2006-2, Class AAB (a)	561,963
	Hilton USA Trust
1,300,000	2.66%, due 11/5/30, Series
	2013-HLT, Class AFX (d)	1,322,894
		2,736,161
Residential Mortgage-Backed Securities 9.9%
	Colony American Homes
2,995,201	1.30%, due 5/17/31, Series
	2014-1A, Class A (a)(d)	3,024,889
	Invitation Homes Trust
2,978,510	1.40%, due 12/17/30, Series
	2013-SFR1, Class A (a)(d)	2,995,488
3,000,000	1.65%, due 6/17/31, Series
	2014-SFR1, Class B (a)(d)(e)	3,003,750
		9,024,127
U.S. Government Agencies 95.7%
	FHLMC Pool
45,131	4.50%, due 5/1/20, #G18052	48,071
40,421	4.50%, due 3/1/21, #G18119	43,461
40,807	5.00%, due 3/1/21, #G18105	44,252
184,825	4.50%, due 5/1/21, #J01723	198,741
36,099	6.00%, due 6/1/21, #G18124	39,636
112,805	4.50%, due 9/1/21, #G12378	121,287
37,243	5.00%, due 11/1/21, #G18160	40,383
28,268	5.00%, due 2/1/22, #G12522	30,660
39,790	5.00%, due 2/1/22, #J04411	43,055
116,759	5.50%, due 3/1/22, #G12577	127,778
26,982	5.00%, due 7/1/22, #J05243	28,682
801,465	4.00%, due 3/1/26, #J14785	857,466
1,920,348	3.00%, due 11/1/26, #G18409	1,996,297
693,975	3.00%, due 6/1/27, #G14497	721,422
	FHLMC Pool (continued)
14,876	5.50%, due 5/1/35, #B31639	16,647
260,527	5.00%, due 8/1/35, #A36351	287,812
150,791	4.50%, due 9/1/35, #A37616	163,353
260,212	4.50%, due 10/1/35, #A37869	282,120
160,797	4.50%, due 10/1/35, #A38023	174,238
79,101	4.50%, due 10/1/35, #G01890	85,719
140,914	5.00%, due 10/1/35, #G01940	155,604
231,966	6.00%, due 1/1/36, #A42208	259,113
22,666	7.00%, due 1/1/36, #G02048	24,940
202,434	5.50%, due 2/1/36, #G02031	225,810
123,379	7.00%, due 8/1/36, #G08148	143,124
474,757	6.50%, due 9/1/36, #A54908	541,758
131,697	6.50%, due 11/1/36, #A54094	148,523
104,356	5.50%, due 2/1/37, #A57840	115,892
225,953	5.00%, due 5/1/37, #A60268	248,901
167,342	5.00%, due 6/1/37, #G03094	184,337
492,440	5.50%, due 6/1/37, #A61982	546,837
562,103	6.00%, due 6/1/37, #A62176	627,886
804,607	6.00%, due 6/1/37, #A62444	899,869
154,007	5.00%, due 7/1/37, #A63187	169,648
241,226	5.50%, due 8/1/37, #G03156	267,873
36,992	6.50%, due 8/1/37, #A70413	41,733
12,031	7.00%, due 8/1/37, #A70079	13,714
10,125	7.00%, due 9/1/37, #A65335	10,416
19,748	7.00%, due 9/1/37, #A65670	21,610
6,727	7.00%, due 9/1/37, #A65941	6,896
4,061	7.00%, due 9/1/37, #A66041	4,599
88,345	7.00%, due 9/1/37, #G03207	99,204
22,547	6.50%, due 11/1/37, #A68726	25,426
219,863	5.00%, due 2/1/38, #A73370	242,192
9,169	5.00%, due 2/1/38, #G03836	10,100
20,613	5.00%, due 3/1/38, #A73704	22,707
220,597	5.00%, due 4/1/38, #A76335	243,000
95,776	5.50%, due 4/1/38, #G04121	106,355
12,122	5.00%, due 5/1/38, #A77463	13,353
41,229	5.50%, due 5/1/38, #A77265	45,783
102,458	5.50%, due 5/1/38, #G04215	113,776

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 95.7% (continued)
	FHLMC Pool (continued)
$52,722	5.00%, due 6/1/38, #A77986	$58,077
21,932	5.00%, due 6/1/38, #G04522	24,160
23,155	5.00%, due 7/1/38, #A79197	25,507
125,817	4.50%, due 9/1/38, #G04773	136,218
31,939	5.00%, due 9/1/38, #G04690	35,182
566,488	5.00%, due 10/1/38, #G04832	624,020
7,118	5.00%, due 11/1/38, #A82849	7,841
32,423	5.00%, due 12/1/38, #G05683	35,715
324,080	5.00%, due 2/1/39, #G05507	356,994
53,663	4.50%, due 4/1/39, #A85612	58,099
152,322	5.00%, due 5/1/39, #G08345	167,809
142,961	4.50%, due 9/1/39, #A88357	154,780
51,593	5.00%, due 9/1/39, #G05904	56,832
240,772	4.50%, due 11/1/39, #G05748	260,678
208,332	4.50%, due 12/1/39, #A90175	225,556
64,237	4.50%, due 4/1/40, #C03464	69,547
173,886	4.50%, due 5/1/40, #A92269	188,261
942,449	4.50%, due 5/1/40, #G06047	1,020,365
585,048	4.50%, due 6/1/40, #A92533	633,416
102,176	4.50%, due 6/1/40, #A92594	110,623
27,906	4.50%, due 8/1/40, #A93437	30,579
923,617	4.50%, due 8/1/40, #A93505	999,976
2,272,109	3.50%, due 1/1/41, #A96409	2,342,124
285,361	4.50%, due 1/1/41, #A96176	309,472
83,073	4.50%, due 2/1/41, #A97013	89,941
60,932	4.50%, due 4/1/41, #Q00285	65,970
944,753	4.50%, due 9/1/41, #C03701	1,022,947
168,111	3.50%, due 10/1/41, #Q04087	173,291
69,137	4.50%, due 11/1/41, #Q04699	74,978
200,863	3.50%, due 1/1/42, #Q05410	207,052
752,346	3.50%, due 2/1/42, #Q05996	775,529
478,647	3.50%, due 3/1/42, #G08479	493,396
1,990,849	3.50%, due 4/1/42, #Q07654	2,052,196
1,332,155	3.50%, due 5/1/42, #G08491	1,373,205
2,288,944	3.50%, due 6/1/42, #C09000	2,359,478
2,044,736	3.50%, due 6/1/42, #Q08641	2,107,743
714,489	3.50%, due 8/1/42, #Q10324	736,506
64,694	3.00%, due 4/1/43, #V80025	64,088
358,389	3.00%, due 5/1/43, #Q18436	355,699
193,125	3.00%, due 6/1/43, #Q19697	191,316
773,617	3.50%, due 6/1/43, #V80161	797,456
26,287	3.50%, due 7/1/43, #Q19628	27,098
887,603	3.50%, due 7/1/43, #Q19914	916,997
19,539	3.50%, due 6/1/42, #Q08998	20,141
56,508	3.50%, due 7/1/42, #C09004	58,249
712,233	3.00%, due 8/1/43, #G08540	705,561
393,303	3.00%, due 8/1/43, #Q20559	389,618
216,304	3.00%, due 8/1/43, #Q21026	214,278
861,032	3.50%, due 8/1/43, #Q21351	887,564
274,230	3.50%, due 8/1/43, #Q21435	282,681
119,607	3.50%, due 9/1/43, #G08545	123,293
916,363	3.50%, due 2/1/44, #Q24712	944,600
	FHLMC TBA (b)
1,000,000	3.00%, due 6/15/27	1,038,281
3,000,000	4.00%, due 6/15/41	3,176,250
	FNMA Pool
22,218	4.50%, due 10/1/20, #842732	23,648
118,377	3.00%, due 12/1/20, #MA0605	124,048
49,237	4.50%, due 12/1/20, #813954	52,488
29,911	4.50%, due 2/1/21, #845437	31,828
56,419	5.00%, due 2/1/21, #865191	60,598
20,926	5.00%, due 5/1/21, #879112	22,818
99,496	4.50%, due 7/1/21, #845515	105,933
1,985,721	3.00%, due 8/1/21, #AL0579	2,080,981
78,181	5.50%, due 10/1/21, #905090	83,119
199,887	3.00%, due 1/1/22, #MA0957	209,484
34,811	5.00%, due 2/1/22, #900946	37,958
111,855	6.00%, due 2/1/22, #912522	123,960
112,423	5.00%, due 6/1/22, #937709	121,539
68,922	5.00%, due 7/1/22, #938033	75,159
91,832	5.00%, due 7/1/22, #944887	100,137
343,018	5.50%, due 7/1/22, #905040	376,038
13,840	4.00%, due 7/1/25, #AE1318	14,843
15,438	4.00%, due 10/1/25, #AE1601	16,501

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 95.7% (continued)
	FNMA Pool (continued)
$593,129	4.00%, due 12/1/25, #AH6058	$635,489
407,343	4.00%, due 1/1/26, #AH3925	434,676
18,676	4.00%, due 1/1/26, #MA0624	19,963
48,505	4.00%, due 3/1/26, #AH8485	51,669
721,731	4.00%, due 5/1/26, #AH8174	771,499
80,863	3.00%, due 10/1/26, #AJ0049	84,282
32,366	3.00%, due 10/1/26, #AJ5474	33,735
107,277	3.00%, due 2/1/27, #AK4047	111,813
241,455	3.00%, due 4/1/27, #AB4997	251,665
823,703	3.00%, due 9/1/27, #AQ0333	858,532
139,700	4.50%, due 4/1/29, #MA0022	151,250
3,797	7.00%, due 8/1/32, #650101	4,355
72,111	4.50%, due 3/1/35, #814433	78,129
65,901	4.50%, due 4/1/35, #735396	71,414
26,270	4.50%, due 5/1/35, #822854	28,468
11,513	7.00%, due 6/1/35, #821610	11,830
53,101	4.50%, due 7/1/35, #826584	57,491
6,222	5.00%, due 7/1/35, #833958	6,886
27,254	7.00%, due 7/1/35, #826251	30,931
58,064	4.50%, due 8/1/35, #835751	62,869
29,248	7.00%, due 9/1/35, #842290	33,455
20,155	4.50%, due 11/1/35, #256032	21,821
40,547	5.00%, due 12/1/35, #852482	44,890
14,390	4.50%, due 1/1/36, #852510	15,580
13,132	7.00%, due 2/1/36, #865190	14,573
20,833	7.00%, due 4/1/36, #887709	22,758
9,137	5.00%, due 7/1/36, #888789	10,125
24,436	6.50%, due 7/1/36, #897100	28,264
31,397	7.00%, due 7/1/36, #887793	34,418
49,935	6.00%, due 8/1/36, #892925	56,045
77,693	6.50%, due 8/1/36, #878187	87,576
83,508	5.00%, due 9/1/36, #893621	92,334
106,409	5.50%, due 10/1/36, #831845	119,583
45,607	5.50%, due 10/1/36, #893087	50,985
36,262	6.00%, due 10/1/36, #897174	40,806
68,859	5.50%, due 12/1/36, #256513	76,724
1,693	6.50%, due 12/1/36, #920162	1,908
52,281	7.00%, due 1/1/37, #256567	60,047
150,771	5.50%, due 2/1/37, #256597	167,993
80,062	6.00%, due 2/1/37, #909357	89,859
3,375	7.00%, due 2/1/37, #915904	3,673
85,756	5.00%, due 3/1/37, #913007	94,819
108,790	5.50%, due 3/1/37, #256636	121,241
6,108	5.00%, due 4/1/37, #914599	6,753
63,562	6.50%, due 5/1/37, #917052	71,658
413,634	5.50%, due 6/1/37, #918554	460,882
92,977	5.50%, due 6/1/37, #918705	103,615
441,591	6.00%, due 6/1/37, #888413	497,119
296,772	6.00%, due 6/1/37, #917129	333,236
50,100	7.00%, due 6/1/37, #256774	56,705
43,811	7.00%, due 6/1/37, #940234	50,038
29,504	5.00%, due 7/1/37, #944534	32,622
160,435	5.50%, due 10/1/37, #954939	178,761
39,186	6.00%, due 12/1/37, #965488	44,000
293,008	5.50%, due 2/1/38, #961691	326,477
95,862	5.00%, due 1/1/39, #AA0835	105,993
27,113	5.00%, due 1/1/39, #AA0840	29,979
1,201	5.00%, due 1/1/39, #AA0862	1,328
5,357	5.00%, due 3/1/39, #AA4461	5,923
162,324	5.00%, due 3/1/39, #930635	179,479
4,142	5.00%, due 3/1/39, #930760	4,580
21,614	5.00%, due 3/1/39, #995948	23,898
400,245	5.00%, due 5/1/36, #745515	443,258
22,773	4.00%, due 4/1/39, #AA0777	24,173
89,701	4.50%, due 4/1/39, #AA4590	97,118
189,663	5.00%, due 4/1/39, #930871	209,707
147,198	5.00%, due 4/1/39, #930992	162,755
109,913	5.00%, due 4/1/39, #995930	121,529
461,297	4.50%, due 6/1/39, #AA7681	499,438
152,609	5.00%, due 6/1/39, #995896	168,737
348,183	4.50%, due 7/1/39, #AE8152	376,972
115,746	5.00%, due 7/1/39, #995895	127,978
579,491	4.50%, due 8/1/39, #931837	627,531
518,416	5.00%, due 8/1/39, #AC3221	574,305

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 95.7% (continued)
	FNMA Pool (continued)
$1,586,875	4.00%, due 12/1/39, #AE0215	$1,684,430
165,828	4.50%, due 12/1/39, #932324	179,546
31,435	4.50%, due 2/1/40, #AC8494	34,035
86,386	4.50%, due 2/1/40, #AD1045	93,528
81,414	4.50%, due 2/1/40, #AD2832	88,150
39,587	5.00%, due 3/1/40, #AB1186	43,770
2,031,171	5.00%, due 5/1/40, #AD6374	2,258,682
29,378	5.00%, due 6/1/40, #AD8058	32,584
260,978	5.00%, due 7/1/40, #AD4634	289,509
361,497	5.00%, due 7/1/40, #AD4994	400,869
31,579	5.00%, due 7/1/40, #AD7565	34,916
913,187	4.50%, due 8/1/40, #AD8035	988,957
155,604	4.50%, due 8/1/40, #AD8397	168,469
229,915	4.50%, due 8/1/40, #890236	248,946
286,646	4.00%, due 9/1/40, #AE4311	304,268
33,283	4.00%, due 9/1/40, #AE4312	35,330
662,495	4.50%, due 9/1/40, #AE1500	717,271
80,783	4.00%, due 10/1/40, #AE4124	85,749
272,578	4.00%, due 10/1/40, #AE6057	289,335
22,179	4.00%, due 11/1/40, #AE5156	23,543
140,723	4.50%, due 11/1/40, #AE5162	152,358
510,146	4.00%, due 12/1/40, #MA0583	541,508
149,196	4.00%, due 1/1/41, #AE4583	158,369
225,680	4.00%, due 2/1/41, #AH3200	239,554
386,834	4.50%, due 3/1/41, #AH7009	418,968
1,401,804	4.50%, due 4/1/41, #AH9054	1,517,864
42,095	4.50%, due 5/1/41, #AI1364	45,575
292,637	4.50%, due 5/1/41, #AI1888	316,833
1,835,608	4.50%, due 5/1/41, #AL0160	1,993,501
187,898	4.50%, due 6/1/41, #AI4815	203,433
19,047	4.00%, due 8/1/41, #AI8218	20,233
25,758	4.50%, due 9/1/41, #AH3865	27,887
78,204	4.50%, due 9/1/41, #AI4050	84,670
24,330	4.50%, due 9/1/41, #AJ0729	26,342
226,864	4.00%, due 10/1/41, #AJ4052	241,058
305,225	4.00%, due 11/1/41, #AJ4668	324,251
609,215	4.00%, due 11/1/41, #AJ5643	647,285
194,248	4.00%, due 12/1/41, #AJ3097	206,352
356,632	4.00%, due 4/1/42, #MA1028	379,046
1,921,710	3.50%, due 7/1/43, #AB9774	1,984,056
1,944,967	3.00%, due 8/1/43, #AU3363	1,928,576
	FNMA TBA (b)
400,000	3.00%, due 6/15/27	416,375
4,000,000	4.00%, due 6/15/40	4,240,626
1,000,000	3.50%, due 6/15/41	1,031,094
	GNMA Pool
19,086	7.00%, due 9/15/35, #647831	21,746
74,226	5.00%, due 10/15/35, #642220	82,134
72,433	5.00%, due 11/15/35, #550718	80,162
74,493	5.50%, due 11/15/35, #650091	83,602
48,518	5.50%, due 12/15/35, #646307	54,462
69,496	5.50%, due 4/15/36, #652534	77,978
48,616	6.50%, due 6/15/36, #652593	55,311
28,422	5.50%, due 7/15/36, #608993	31,851
68,580	6.50%, due 10/15/36, #646564	78,012
41,960	6.00%, due 11/15/36, #617294	47,155
130,029	6.50%, due 12/15/36, #618753	153,160
90,797	5.50%, due 2/15/37, #658419	101,200
233,631	6.00%, due 4/15/37, #668411	262,535
309,076	5.00%, due 8/15/37, #671463	339,694
127,824	6.00%, due 10/15/37, #664379	143,638
23,363	5.50%, due 8/15/38, #677224	26,106
184,753	5.50%, due 8/15/38, #691314	205,913
6,532	5.50%, due 12/15/38, #705632	7,298
910,912	4.50%, due 5/15/39, #717066	993,138
19,977	5.50%, due 6/15/39, #714262	22,277
770,843	5.50%, due 6/15/39, #714720	859,583
809,175	4.50%, due 7/15/39, #720160	882,218
2,119,483	5.00%, due 9/15/39, #726311	2,326,241
13,781	5.50%, due 1/15/40, #723631	15,369
54,191	5.50%, due 2/15/40, #680537	60,426
		87,402,252
Total Mortgage-Backed Securities
(cost $95,279,305)		99,162,540

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Shares	Value

SHORT-TERM INVESTMENTS 2.0%
1,785,183	Fidelity Institutional Money
Market Government
Portfolio – Class I, 0.01% (c)	$1,785,183
Total Short-Term Investments
(cost $1,785,183)	1,785,183
Total Investments
(cost $97,064,488)	110.6%	100,947,723
Liabilities less Other Assets	(10.6)%	(9,639,925)
TOTAL NET ASSETS	100.0%	$91,307,798

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2014.
(b)	Security purchased on a when-issued basis. As of May 31, 2014, the total cost of investments purchased on a when-issued basis was $9,811,563 or 10.7% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2014.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2014, the value of these investments was $11,198,325 or 12.3% of total net assets.

(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2014
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $222,906,706 and $97,064,488, respectively)	$233,082,619	$100,947,723
Deposit at broker for futures contracts	—	1,000
Receivable for fund shares sold	225,835	20,444
Investment receivable	—	2,109,766
Interest receivable	2,848,905	268,326
Due from investment adviser (Note 4)	33,334	45,831
Prepaid expenses	26,331	18,007
Total assets	236,217,024	103,411,097

Liabilities:
Payable for securities purchased	—	11,908,906
Payable for fund shares redeemed	175,427	117,106
Administration fees	12,516	9,205
Custody fees	4,912	4,978
Transfer agent fees and expenses	30,385	12,179
Fund accounting fees	26,805	18,258
Audit fees	26,904	26,904
Chief Compliance Officer fee	1,810	1,434
Accrued expenses	10,658	4,329
Total liabilities	289,417	12,103,299
Net Assets	$235,927,607	$91,307,798

Net Assets Consist of:
Paid-in capital	$224,914,298	$88,891,560
Undistributed net investment income/(loss)	69,260	(71,043)
Accumulated net realized gain/(loss) on investments	768,136	(1,395,954)
Net unrealized appreciation on investments	10,175,913	3,883,235
Net Assets	$235,927,607	$91,307,798

Net Asset Value, Offering Price and Redemption Price Per Share	$9.60	$9.77

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	24,584,200	9,342,952

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2014
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$4,748,044	$1,405,246
Total investment income	4,748,044	1,405,246

Expenses:
Transfer agent fees and expenses (Note 4)	53,668	23,380
Fund accounting fees (Note 4)	53,114	35,873
Administration fees (Note 4)	27,554	20,229
Registration fees	16,015	11,872
Custody fees (Note 4)	11,234	13,900
Insurance	9,087	6,293
Audit fees	8,924	8,924
Legal fees	4,683	3,382
Reports to shareholders	4,551	1,741
Chief Compliance Officer fee (Note 4)	3,667	3,315
Trustees’ fees	3,543	2,794
Miscellaneous	7,798	4,185
Total expenses	203,838	135,888
Less: Expense reimbursement from adviser (Note 4)	(203,838)	(135,888)
Net expenses	—	—
Net investment income	4,748,044	1,405,246

Realized and Unrealized Gain on Investments
Net realized gain on investments	859,160	180,150
Net change in unrealized appreciation on investments	11,080,617	1,219,100
Net gain on investments	11,939,777	1,399,250
Net increase in net assets resulting from operations	$16,687,821	$2,804,496

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	May 31, 2014	Year Ended	May 31, 2014	Year Ended
	(Unaudited)	Nov. 30, 2013	(Unaudited)	Nov. 30, 2013
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$4,748,044	$13,287,093	$1,405,246	$2,242,147
Net realized gain/(loss) on investments	859,160	9,444,943	180,150	(576,653)
Net change in unrealized appreciation/(depreciation)
on investments	11,080,617	(31,323,308)	1,219,100	(2,840,853)
Net increase/(decrease) in net assets
resulting from operations	16,687,821	(8,591,272)	2,804,496	(1,175,359)

Distributions Paid to Shareholders:
Distributions from net investment income	(4,829,232)	(13,268,656)	(1,655,777)	(3,275,971)
Distributions from net realized gains on investments	(9,477,507)	(10,431,614)	—	(1,282,470)
Total distributions	(14,306,739)	(23,700,270)	(1,655,777)	(4,558,441)

Capital Share Transactions:
Net proceeds from shares sold	22,940,089	57,925,359	3,504,139	20,897,098
Distributions reinvested	3,782,156	6,041,576	665,989	1,949,234
Payment for shares redeemed	(62,253,286)	(145,508,386)	(11,450,470)	(104,174,979)
Net decrease in net assets
from capital share transactions	(35,531,041)	(81,541,451)	(7,280,342)	(81,328,647)
Total decrease in net assets	(33,149,959)	(113,832,993)	(6,131,623)	(87,062,447)

Net Assets, Beginning of Period	269,077,566	382,910,559	97,439,421	184,501,868
Net Assets, End of Period	$235,927,607	$269,077,566	$91,307,798	$97,439,421
Includes Undistributed Net Investment Income/(Loss) of	$69,260	$150,448	$(71,043)	$179,488

Transactions in Shares:
Shares sold	2,457,629	5,911,780	362,412	2,129,701
Shares issued on reinvestment of distributions	412,614	609,868	69,021	198,459
Shares redeemed	(6,670,637)	(14,922,891)	(1,187,401)	(10,604,288)
Net decrease in shares outstanding	(3,800,394)	(8,401,243)	(755,968)	(8,276,128)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2014		Year Ended November 30,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.48		$10.41	$10.18	$10.14	$9.70	$7.76

Income From Investment Operations:
Net investment income	0.19		0.39	0.46	0.53	0.54	0.56
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.46		(0.64)	0.77	0.05	0.44	1.95
Total from investment operations	0.65		(0.25)	1.23	0.58	0.98	2.51

Less Distributions:
Distributions from net investment income	(0.19)		(0.39)	(0.46)	(0.54)	(0.54)	(0.57)
Distributions from net realized gains on investments	(0.34)		(0.29)	(0.54)	—	—	—
Total distributions	(0.53)		(0.68)	(1.00)	(0.54)	(0.54)	(0.57)

Net asset value, end of period	$9.60		$9.48	$10.41	$10.18	$10.14	$9.70

Total Return	7.14	%++	-2.49%	12.89%	5.88%	10.33%	33.28%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$235,928		$269,078	$382,911	$273,938	$337,421	$331,490
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.17	%+	0.14%	0.13%	0.13%	0.12%	0.14%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.87	%+	3.99%	4.61%	5.13%	5.41%	6.35%
Before expense reimbursement	3.70	%+	3.85%	4.48%	5.00%	5.29%	6.21%
Portfolio turnover rate	7	%++	47%	75%	58%	45%	84%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2014		Year Ended November 30,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.65		$10.04	$9.99	$10.14	$10.14	$10.35

Income From Investment Operations:
Net investment income	0.15		0.15	0.19	0.28	0.32	0.49
Net realized and unrealized gain/(loss) on investments	0.14		(0.23)	0.14	0.13	0.11	0.38
Total from investment operations	0.29		(0.08)	0.33	0.41	0.43	0.87

Less Distributions:
Distributions from net investment income	(0.17)		(0.24)	(0.26)	(0.35)	(0.34)	(0.51)
Distributions from net realized gains on investments	—		(0.07)	(0.02)	(0.21)	(0.09)	(0.57)
Total distributions	(0.17)		(0.31)	(0.28)	(0.56)	(0.43)	(1.08)

Net asset value, end of period	$9.77		$9.65	$10.04	$9.99	$10.14	$10.14

Total Return	3.06	%++	-0.74%	3.37%	4.32%	4.37%	9.05%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$91,308		$97,439	$184,502	$148,370	$122,332	$106,098
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.29	%+	0.22%	0.17%	0.18%	0.19%	0.20%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.02	%+	1.65%	1.90%	2.83%	3.22%	4.93%
Before expense reimbursement	2.73	%+	1.43%	1.73%	2.65%	3.03%	4.73%
Portfolio turnover rate	71	%++	290%	278%	122%	388%	108%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2014
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group, the Baa category by Moody’s Investors Services or the BBB category by Fitch, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2014, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

PIA Funds
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.  The Funds did not hold derivative instruments during the six months ended May 31, 2014.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2014:

BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$199,272,330	$—	$199,272,330
Sovereign Bonds	—	28,237,103	—	28,237,103
U.S. Government
Instrumentalities	—	3,131,072	—	3,131,072
Total Fixed Income	—	230,640,505	—	230,640,505
Short-Term Investments	2,442,114	—	—	2,442,114
Total Investments	$2,442,114	$230,640,505	$—	$233,082,619

PIA Funds
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$2,736,161	$—	$2,736,161
Residential Mortgage-Backed Securities	—	6,020,377	3,003,750	9,024,127
Mortgage-Backed Securities –
U.S. Government Agencies	—	87,402,252	—	87,402,252
Total Fixed Income	—	96,158,790	3,003,750	99,162,540
Short-Term Investments	1,785,183	—	—	1,785,183
Total Investments	$1,785,183	$96,158,790	$3,003,750	$100,947,723

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. The BBB Bond Fund held no level 3 securities during the six months ended May 31, 2014.

The following is a reconciliation of the MBS Bond Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2013	$1,301,430
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	25,214
Purchases	3,000,000
Sales	—
Transfers in and/or out of Level 3	(1,322,894)
Balance as of May 31, 2014	$3,003,750

The MBS Bond Fund’s primary pricing service was unable to provide pricing for one mortgage-backed security at May 31, 2014.  The Valuation Committee utilized an indicative market quotation or broker quote received from a broker-dealer considered by the Adviser to be a market participant. The underlying inputs which support the broker quote utilized by the Valuation Committee are not observable.  Since the security’s fair value utilized significant unobservable inputs due to the lack of reliable market data, the security is categorized as level 3 of the fair value hierarchy.  Any significant change in the broker quote would have a direct change on the fair value of the security.  Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.

PIA Funds
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets through September 30, 2014.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2014, the Adviser absorbed Fund expenses in the amount of $203,838 and $135,888 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$27,554	$20,229
Fund Accounting	53,114	35,873
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	45,750	19,117
Custody	11,234	13,900
Chief Compliance Officer	3,667	3,315

PIA Funds
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

At May 31, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$12,516	$9,205
Fund Accounting	26,805	18,258
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	26,622	10,103
Custody	4,912	4,978
Chief Compliance Officer	1,810	1,434

Note 5 – Purchases and Sales of Securities
	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$12,323,878	$48,918,322	$4,800,974	$6,475,530
MBS Bond Fund	6,820,372	249,456	64,332,978	77,594,623

Note 6 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2014, the Fund did not draw upon its line of credit.

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2014 and the year ended November 30, 2013 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2014	Nov. 30, 2013	May 31, 2014	Nov. 30, 2013
Ordinary income	$4,829,232	$13,671,544	$1,655,777	$4,558,441
Long-term capital gains	9,477,507	10,028,726	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

PIA Funds
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

As of November 30, 2013, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$266,215,863	$108,862,666
Gross unrealized appreciation	8,231,648	3,450,735
Gross unrealized depreciation	(9,229,123)	(786,600)
Net unrealized appreciation/(depreciation) (a)	(997,475)	2,664,135
Undistributed ordinary income	150,448	179,488
Undistributed long-term capital gain	9,479,254	—
Total distributable earnings	9,629,702	179,488
Other accumulated gains/(losses)	—	(1,576,104)
Total accumulated earnings/(losses)	$8,632,227	$1,267,519

(a)
The difference between book-basis and tax-basis net unrealized depreciation in the BBB Bond Fund is attributable primarily to wash sales.  The book-basis and tax-basis net unrealized appreciation is the same in the MBS Bond Fund.

At November 30, 2013, the MBS Bond Fund had post-October losses of $1,576,104.

PIA Funds
Notice to Shareholders – May 31, 2014
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for the PIA BBB Bond Fund and PIA MBS Bond Fund (collectively, the “Funds”), for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.

PIA BBB Bond Fund:  The Board noted that the BBB Bond Fund’s performance, with regard to its Lipper comparative universe, was below the peer group median and average for the one-year period, above the peer group median but below the average for the three-year period, and above the peer group median and average for the five-year and since inception periods.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the BBB Bond Fund’s performance, with regard to its Morningstar comparative universe, was below the peer group median and average for the three-year, five-year, and since inception periods, and above the peer group median but below the average for the one-year period.

The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

PIA MBS Bond Fund:  The Board noted that the MBS Bond Fund’s performance, with regard to its Lipper comparative universe, was below the peer group median and average for the three-year and five-year periods, above the peer group median but below the average for the one-year period, and above the peer group median and average for the since inception period.

The Board noted that the MBS Bond Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year, three-year, five-year, and since inception periods.

The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.
3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund. The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees and expenses of separate accounts for other types of clients advised by the Adviser.  The Board also considered that the Adviser does not manage any separate accounts with a similar strategy to that of the Funds.

PIA BBB Bond Fund:  The Board noted that the Adviser does not charge management fees to the BBB Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the BBB Bond Fund.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

PIA MBS Bond Fund:  The Board noted that the Adviser does not charge management fees to the MBS Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the MBS Bond Fund.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has absorbed all of the Funds’ ordinary operating expenses, such economies of scale might be realized in the form of reinvestment by the Adviser in its research, compliance and other advisory operations.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fee it received from the wrap programs

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

and other advisory accounts associated with assets invested in the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2014

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period ended May 31, 2014 regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (PIA) is the adviser.

For the six months ended May 31, 2014, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.30%.

The Fund’s return was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.16% for the same period, and higher than that of the Barclay’s Capital U.S. Government/Corporate 1-Year Duration Index return of 0.23%.  The Fund’s total return is net of 0.39% in Fund fees and expenses for the six months ended May 31, 2014, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.43%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.39% of the Fund’s average daily net assets through March 29, 2015.  Prior to March 30, 2014, the Fund’s expense cap was 0.35%.

During the six month period ended May 31, 2014, the Fund had a neutral duration position and a more barbelled structure, relative to the Fund’s benchmark index.  The Fund had a well-diversified allocation to investment grade corporate bonds, with maturities less than three years, which added yield to the portfolio.  The Fund also had an overweight in short average life/floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning should short-term interest rates rise.  In addition, the portfolio had an allocation to floating rate private mortgage-backed securities, with enough credit support to carry a AAA or AA rating on the security, which also added yield to the portfolio, while providing support from potentially higher short-term interest rates in the future.

Bond Market in Review
The Gross Domestic Product’s (GDP) quarter over quarter rate of growth was -2.9% for the first quarter of 2014, lower than the +2.6% during the fourth quarter of 2013.  This recent quarter of GDP decline was primarily attributed to weather related declines in activity.  The housing sector is showing signs of stability and unemployment levels continued to decline.  The Federal Reserve Board maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, increased to 2.1% year over year as of May 2014, up from a 1.0% pace year over year at October 2013.

Yields on 5-year Treasury notes and 30-year Treasury bonds rose by 52 and 5 basis points (bp), respectively, from May 31, 2013 to May 31, 2014.  Yields on 6-month Treasuries fell 2 bp during the period while 2-year Treasuries rose only 8 bp.  The improving economy, increasing employment, and rising confidence contributed to the rise in rates.

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six-month period ended May 31, 2014.  We look forward to reporting to you again with the annual report dated November 30, 2014.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Fund may also use options and futures contracts.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Diversification does not assure a profit or protect against risk in a declining market.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  The Barclays Capital U.S. Government/Corporate 1-Year Duration Index is an unmanaged index, which represents the short-term U.S. investment grade Bond market as well as short-term U.S. government agency and Treasury securities.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Short-Term Securities Fund
Expense Example – May 31, 2014
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13 –5/31/14).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement for the PIA Short-Term Securities Fund effective March 30, 2014.  Prior to March 30, 2014, the Fund’s expense cap was 0.35%.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/13	Value 5/31/14	Period 12/1/13 – 5/31/14*
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,003.00	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$1.82

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA Short-Term Securities Fund is 0.36%.

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2014
(Unaudited)

Investments by Type
As a Percentage of Total Investments

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2014
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 44.2%

Agricultural Equipment 0.6%
	John Deere Capital Corp.
$1,000,000	0.75%, due 1/22/16	$1,006,622

Agriculture 0.7%
	Bunge Limited
1,000,000	4.10%, due 3/15/16	1,053,777

Autos 4.1%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16	1,262,517
	Daimler Finance
	North America LLC
1,200,000	1.45%, due 8/1/16 (a)	1,216,316
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16	1,015,602
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)	1,005,190
	Volkswagen Group of America
	Finance LLC
1,500,000	0.595%, due 5/23/17 (a)(b)	1,502,847
	Volkswagen International
	Finance N.V.
500,000	1.125%, due 11/18/16 (a)	502,568
		6,505,040
Banks 8.4%
	Bank of America Corp.
1,300,000	4.50%, due 4/1/15	1,341,948
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15	1,335,528
	BB&T Corp.
1,000,000	5.20%, due 12/23/15	1,068,033
	Capital One Financial Corp.
1,000,000	2.15%, due 3/23/15	1,013,880
	Citigroup, Inc.
1,000,000	2.65%, due 3/2/15	1,015,628
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16	1,206,013
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15	1,517,173
	KeyBank NA
1,200,000	1.10%, due 11/25/16	1,205,297
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16	790,015
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16	1,272,406
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14	1,517,551
		13,283,472
Biotech 0.5%
	Amgen, Inc.
700,000	2.30%, due 6/15/16	721,349

Brokers 1.5%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15	1,332,239
	Morgan Stanley
1,000,000	5.75%, due 10/18/16	1,105,761
		2,438,000
Cable/Satellite 0.5%
	Direct TV Holdings
800,000	3.50%, due 3/1/16	838,374

Chemicals 2.2%
	Dow Chemical Co.
1,200,000	2.50%, due 2/15/16	1,238,271
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15	723,346
	Ecolab, Inc.
1,000,000	2.375%, due 12/8/14	1,010,625
565,000	3.00%, due 12/8/16	594,639
		3,566,881

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Commercial Finance 1.3%
	Air Lease Corp.
$800,000	4.50%, due 1/15/16	$843,000
	Gatx Corp.
1,280,000	1.25%, due 3/4/17	1,278,179
		2,121,179
Computer Equipment 0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17	502,806

Consumer Finance 0.8%
	American Express Credit
1,300,000	1.75%, due 6/12/15	1,318,672

Diversified Financial Services 1.0%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14	1,574,199

Diversified Minerals 0.5%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15	804,466

Electric Utilities 0.5%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16	717,448

Electrical Equipment 0.7%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15	1,032,596

Finance 0.7%
	SLM Corp.
1,000,000	6.25%, due 1/25/16	1,073,750

Food 1.9%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16	938,892
	Kraft Foods Group, Inc.
1,200,000	1.625%, due 6/4/15	1,213,775
	Kroger Co.
800,000	1.20%, due 10/17/16	803,116
		2,955,783
Food and Beverage 1.6%
	Anheuser-Busch InBev Finance Inc.
500,000	1.125%, due 1/27/17	504,738
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15	1,305,823
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)	706,849
		2,517,410
Health Care 0.6%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15	1,005,473

Home Improvement 0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17	802,302

Insurance 2.4%
	CNA Financial Corp.
88,000	5.85%, due 12/15/14	90,567
	Metropolitan Life
	Global Funding I
2,000,000	0.607%, due 4/10/17 (a)(b)	2,005,944
	Prudential Financial Inc.
950,000	4.75%, due 9/17/15	1,001,109
	Wellpoint, Inc.
650,000	5.25%, due 1/15/16	696,905
		3,794,525
Life Sciences Equipment 0.5%
	Thermo Fisher Scientific, Inc.
800,000	3.20%, due 5/1/15	819,600

Manufacturing 0.3%
	ITT Corp.
485,000	7.375%, due 11/15/15	527,152

Media 1.3%
	Time Warner, Inc.
985,000	3.15%, due 7/15/15	1,014,367
	Viacom Inc.
1,000,000	1.25%, due 2/27/15	1,005,658
		2,020,025

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Medical Equipment 1.1%
	Agilent Technologies, Inc.
$725,000	5.50%, due 9/14/15	$768,098
	Baxter International, Inc.
450,000	0.95%, due 6/1/16	452,016
	Carefusion Corp.
500,000	1.45%, due 5/15/17	500,537
		1,720,651
Metals and Mining 1.2%
	Glencore Funding LLC
500,000	1.70%, due 5/27/16 (a)	503,281
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15	1,324,491
		1,827,772
Oil and Gas 1.7%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16	779,219
	Devon Energy Corp.
800,000	1.20%, due 12/15/16	804,727
	Ensco PLC
1,000,000	3.25%, due 3/15/16	1,042,984
		2,626,930
Pharmaceuticals 1.1%
	Mylan, Inc.
800,000	1.80%, due 6/24/16	812,446
	Perrigo Co. PLC
1,000,000	1.30%, due 11/8/16 (a)	1,001,008
		1,813,454
Real Estate 0.6%
	Arc Properties Operating
	Partnership LP
500,000	2.00%, due 2/6/17 (a)	503,732
	Ventas Realty LP
500,000	1.25%, due 4/17/17	500,805
		1,004,537
Retail 2.2%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16	1,008,574
	Target Corp.
1,300,000	1.125%, due 7/18/14	1,301,446
	Walgreen Co.
1,200,000	1.00%, due 3/13/15	1,205,536
		3,515,556
Telecommunications 2.1%
	American Tower Corp.
453,000	4.625%, due 4/1/15	467,968
	AT&T, Inc.
1,500,000	0.875%, due 2/13/15	1,505,371
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15	1,403,477
		3,376,816
Transportation 0.8%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16	1,255,982

Total Corporate Bonds
(cost $69,773,888)		70,142,599

MORTGAGE-BACKED SECURITIES 20.7%

Commercial Mortgage-Backed Securities 3.6%
	Banc of America Commercial
	Mortgage Trust
	5.90%, due 5/10/45, Series
1,162,298	2006-2, Class AAB (b)	1,186,366
	Credit Suisse Mortgage Capital
	5.61%, due 2/15/39, Series
1,500,000	2006-C1, Class A4 (b)	1,590,324
	Hilton USA Trust
	1.151%, due 11/5/30, Series
2,000,000	2013-HLF, Class AFL (a)(b)	2,003,836
	LB-UBS Commercial Mortgage Trust
	5.661%, due 3/15/39, Series
931,900	2006-C3, Class A4 (b)	994,064
		5,774,590

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Residential Mortgage-Backed Securities 9.0%
	American Homes 4 Rent
	1.60%, due 6/17/31, Series
$2,500,000	2014-SFR1, Class B (a)(b)	$2,507,229
	Colony American Homes
	1.60%, due 5/17/31, Series
2,250,000	2014-1A, Class B (a)(b)	2,248,491
	Invitation Homes Trust
	1.60%, due 12/17/30,
	Series 2013-SFR1,
4,000,000	Class B (a)(b)	4,001,118
	1.652%, due 6/17/31,
	Series 2014-SFR1,
4,000,000	Class B (a)(b)(d)	4,005,000
	PFS Tax Lien Trust
	1.44%, due 5/15/29, Series
1,500,000	2014 (a)(d)	1,500,000
		14,261,838
U.S. Government Agencies 8.1%
	FHLMC ARM Pool (b)
3,511	2.147%, due 8/1/15, #755204	3,518
8,009	2.343%, due 2/1/22, #845113	8,305
27,859	1.999%, due 10/1/22, #635206	28,531
8,364	2.354%, due 6/1/23, #845755	8,606
7,704	2.33%, due 2/1/24, #609231	7,804
403,903	2.401%, due 1/1/25, #785726	425,673
10,598	2.408%, due 1/1/33, #1B0668	10,649
541,536	2.375%, due 10/1/34, #782784	578,531
208,963	2.302%, due 12/1/34, #1G0018	221,462
147,833	2.491%, due 4/1/36, #847671	157,340
	FHLMC Pool
283,244	5.00%, due 10/1/38, #G04832	312,010
	FNMA ARM Pool (b)
24,556	2.54%, due 7/1/25, #555206	24,637
143,120	1.927%, due 7/1/27, #424953	143,835
81,779	2.35%, due 3/1/28, #556438	82,330
87,955	2.333%, due 6/1/29, #508399	88,458
227,004	2.106%, due 4/1/30, #562912	228,676
64,477	2.386%, due 10/1/30, #670317	64,916
43,612	2.24%, due 9/1/31, #597196	43,789
28,970	2.277%, due 11/1/31, #610547	29,141
3,691	2.25%, due 4/1/32, #629098	3,712
436,030	2.245%, due 10/1/33, #743454	465,167
1,133,429	2.375%, due 11/1/33, #755253	1,202,596
1,940,043	2.42%, due 5/1/34, #AC5719	2,069,872
446,132	2.38%, due 7/1/34, #779693	474,765
399,326	2.054%, due 10/1/34, #795136	420,969
204,341	2.132%, due 1/1/35, #805391	218,986
107,776	2.284%, due 10/1/35, #845041	115,340
267,150	2.233%, due 10/1/35, #846171	282,554
441,699	2.194%, due 1/1/36, #849264	470,054
127,221	2.261%, due 6/1/36, #872502	136,786
757,014	2.334%, due 1/1/37, #906389	806,308
903,682	2.627%, due 3/1/37, #907868	970,023
543,900	2.28%, due 8/1/37, #949772	549,908
50,440	2.25%, due 10/1/37, #955963	50,614
280,409	2.64%, due 11/1/37, #953653	281,411
97,214	1.81%, due 11/1/37, #948183	97,560
	FNMA Pool
685,254	5.00%, due 6/1/40, #AD5479	760,443
74,361	4.00%, due 11/1/41, #AJ3797	79,008
	GNMA II ARM Pool (b)
9,116	2.00%, due 11/20/21, #8871	9,407
50,177	1.625%, due 10/20/22, #8062	51,376
129,905	1.625%, due 11/20/26, #80011	133,882
32,307	2.00%, due 11/20/26, #80013	33,785
18,229	1.625%, due 12/20/26, #80021	18,788
8,559	1.625%, due 1/20/27, #80029	8,818
147,067	1.625%, due 7/20/27, #80094	151,886
199,462	1.625%, due 8/20/27,#080104	206,016
8,448	1.625%, due 10/20/27, #80122	8,717
70,337	1.625%, due 1/20/28, #80154	72,551
150,134	1.625%, due 10/20/29, #80331	155,223
29,910	1.625%, due 11/20/29, #80344	30,928
		12,805,664
Total Mortgage-Backed Securities
(cost $32,362,940)		32,842,092

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount			Value

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 34.3%

U.S. Government Agencies 16.6%
	FHLB
$5,000,000	0.25%, due 1/16/15		$5,005,675
	FHLMC
4,200,000	0.75%, due 11/25/14		4,213,751
3,000,000	1.75%, due 9/10/15		3,060,138
	FNMA
2,000,000	0.875%, due 8/28/14		2,003,972
5,000,000	0.75%, due 12/19/14		5,018,705
4,000,000	0.375%, due 3/16/15		4,008,212
3,000,000	0.50%, due 5/27/15		3,011,736
			26,322,189
U.S. Treasury Notes 17.7%
	U.S. Treasury Note
1,000,000	0.75%, due 6/15/14		1,000,254
3,500,000	0.50%, due 8/15/14		3,503,350
4,000,000	0.50%, due 10/15/14		4,006,640
4,500,000	0.375%, due 11/15/14		4,506,417
3,000,000	0.25%, due 12/15/14		3,002,988
6,000,000	0.375%, due 4/15/15		6,015,354
6,000,000	0.25%, due 5/15/15		6,008,790
			28,043,793
Total U.S. Government Agencies
and Instrumentalities
(cost $54,344,998)			54,365,982

Shares			Value

SHORT-TERM INVESTMENTS 0.7%
1,185,291	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (c)		1,185,291
Total Short-Term Investments
(cost $1,185,291)			1,185,291
Total Investments
(cost $157,667,116)		99.9%	158,535,964
Other Assets less Liabilities		0.1%	182,517
TOTAL NET ASSETS		100.0%	$158,718,481

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2014, the value of these investments was $25,213,407 or 15.9% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2014.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2014.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.

ARM – Adjustable Rate Mortgage
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2014
(Unaudited)

Assets:
Investments in securities, at value (cost $157,667,116)	$158,535,964
Deposit at broker for futures contracts	1,000
Receivable for securities sold	29,380
Receivable for fund shares sold	411,631
Interest receivable	489,431
Prepaid expenses	32,632
Total assets	159,500,038

Liabilities:
Due to Custodian	37
Payable for fund shares redeemed	667,780
Investment advisory fees	24,582
Administration fees	9,857
Custody fees	2,272
Transfer agent fees and expenses	24,630
Fund accounting fees	15,815
Audit fees	26,904
Chief Compliance Officer fee	1,434
Accrued expenses	8,246
Total liabilities	781,557
Net Assets	$158,718,481

Net Assets Consist of:
Paid-in capital	$158,307,784
Undistributed net investment loss	(69,814)
Accumulated net realized loss on investments	(388,337)
Net unrealized appreciation on investments	868,848
Net Assets	$158,718,481

Net Asset Value, Offering Price and Redemption Price Per Share	$10.08

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	15,738,503

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2014
(Unaudited)

Investment Income:
Interest	$642,683
Total investment income	642,683

Expenses:
Investment advisory fees (Note 4)	151,935
Transfer agent fees and expenses (Note 4)	42,566
Fund accounting fees (Note 4)	33,917
Administration fees (Note 4)	22,527
Registration fees	18,788
Audit fees	8,925
Custody fees (Note 4)	8,394
Reports to shareholders	4,623
Insurance	4,389
Chief Compliance Officer fee (Note 4)	3,315
Legal fees	3,290
Trustees’ fees	2,920
Miscellaneous	4,321
Total expenses	309,910
Less: Fee waiver by adviser (Note 4)	(33,518)
Net expenses	276,392
Net investment income	366,291

Realized and Unrealized Gain on Investments:
Net realized gain on investments	44,239
Net change in unrealized appreciation on investments	95,651
Net gain on investments	139,890
Net increase in net assets resulting from operations	$506,181

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	May 31,	Ended
	2014	November 30,
	(Unaudited)	2013
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$366,291	$688,842
Net realized gain on investments	44,239	91,943
Net change in unrealized appreciation/(depreciation) on investments	95,651	(328,359)
Net increase in net assets resulting from operations	506,181	452,426

Distributions Paid to Shareholders:
Distributions from net investment income	(454,271)	(739,924)
Total distributions paid to shareholders	(454,271)	(739,924)

Capital Share Transactions:
Proceeds from shares sold	62,075,904	78,049,656
Distributions reinvested	260,303	366,383
Payment for shares redeemed	(43,016,150)	(109,126,269)
Net increase/(decrease) in net assets from capital share transactions	19,320,057	(30,710,230)
Total increase/(decrease) in net assets	19,371,967	(30,997,728)

Net Assets, Beginning of Period	139,346,514	170,344,242
Net Assets, End of Period	$158,718,481	$139,346,514
Includes Undistributed Net Investment Income/(Loss) of	$(69,814)	$18,166

Transactions in Shares:
Shares sold	6,158,434	7,742,475
Shares issued on reinvestment of distributions	25,828	36,351
Shares redeemed	(4,267,363)	(10,820,041)
Net increase/(decrease) in shares outstanding	1,916,899	(3,041,215)

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2014		Year Ended November 30,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.08		$10.10	$10.10	$10.11	$10.12	$10.06

Income From Investment Operations:
Net investment income	0.02		0.05	0.04	0.05	0.07	0.18
Net realized and unrealized gain/(loss) on investments	0.01		(0.02)	0.00 *	(0.00)*	0.00 *	0.06
Total from investment operations	0.03		0.03	0.04	0.05	0.07	0.24

Less Distributions:
Distributions from net investment income	(0.03)		(0.05)	(0.04)	(0.06)	(0.08)	(0.18)
Total distributions	(0.03)		(0.05)	(0.04)	(0.06)	(0.08)	(0.18)

Net asset value, end of period	$10.08		$10.08	$10.10	$10.10	$10.11	$10.12

Total Return	0.30	%++	0.34%	0.41%	0.47%	0.72%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$158,718		$139,347	$170,344	$171,508	$154,948	$158,124
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.36	%+	0.35%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.40	%+	0.43%	0.38%	0.39%	0.40%	0.39%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.48	%+	0.49%	0.36%	0.51%	0.67%	1.58%
Before fee waivers and reimbursements	0.44	%+	0.41%	0.33%	0.47%	0.62%	1.54%
Portfolio turnover rate	27	%++	56%	53%	11%	59%	52%

*	Amount is less than $0.01.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2014
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Short-Term Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013, or expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2014, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange.  If there was no sale on the applicable exchange on such day, they are valued at the mean of the quoted bid and asked prices as of the close of such exchange.  The Fund did not hold derivative instruments during the six months ended May 31, 2014.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2014, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2014:

Short-Term Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$70,142,599	$—	$70,142,599
Mortgage-Backed Securities	—	27,337,092	5,505,000	32,842,092
U.S. Government Agencies
and Instrumentalities	—	54,365,982	—	54,365,982
Total Fixed Income	—	151,845,673	5,505,000	157,350,673
Short-Term Investments	1,185,291	—	—	1,185,291
Total Investments	$1,185,291	$151,845,673	$5,505,000	$158,535,964

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2013	$2,010,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(1,089)
Purchases	5,499,925
Sales	—
Transfers in and/or out of Level 3	(2,003,836)
Balance as of May 31, 2014	$5,505,000

The Fund’s primary pricing service was unable to provide pricing for two securities at May 31, 2014.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  Any significant change in the broker quotes would have a direct change on the fair value of the securities.  Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Fund’s primary pricing service which utilizes observable inputs.

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Short-Term Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2014, the Short-Term Fund incurred $151,935 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Short-Term Fund’s aggregate annual operating expenses to 0.39% of average daily net assets effective March 30, 2014.  Prior to March 30, 2014, the expense cap of the Fund was 0.35%.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup expense waivers and/or reimbursements made prior to March 30, 2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2014, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $33,518 for the Short-Term Fund.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $252,478 for the Short-Term Fund at May 31, 2014.  The expense limitation will remain in effect through at least March 29, 2015, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Short-Term Fund
Year	Amount
2014	$45,518
2015	60,843
2016	112,599
2017	33,518
$252,478

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended May 31, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Short-Term Fund
Administration	$22,527
Fund Accounting	33,917
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	25,761
Custody	8,394
Chief Compliance Officer	3,315

At May 31, 2014, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Short-Term Fund
Administration	$9,857
Fund Accounting	15,815
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	19,385
Custody	2,272
Chief Compliance Officer	1,434

Note 5 – Purchases and Sales of Securities
	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Short-Term Fund	$31,512,044	$19,625,034	$18,089,196	$15,179,544

Note 6 – Lines of Credit
The Short-Term Fund has a line of credit in the amount of $24,200,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2014.

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2014 and the year ended November 30, 2013 was as follows:

	Short-Term Fund
	May 31, 2014	November 30, 2013
Ordinary income	$454,271	$739,924

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2013, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Short-Term Fund
Cost of investments (a)	$139,969,882
Gross unrealized appreciation	933,967
Gross unrealized depreciation	(160,770)
Net unrealized appreciation	773,197
Undistributed ordinary income	18,166
Undistributed long-term capital gains	—
Total distributable earnings	18,166
Other accumulated losses	(432,576)
Total accumulated earnings	$358,787

(a)	The book-basis and tax-basis net unrealized appreciation in the Short-Term Fund are the same.

The Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:
						Short-Term
	2014	2015	2017	2018	2019	Indefinite	Total
Short-Term Fund	$218,276	$43,801	$45,313	$56,182	$63,174	$5,830	$432,576

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2014
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for the PIA Short-Term Securities Fund and PIA Short Duration Bond Fund, which had not yet commenced operations at the time of this meeting (collectively, the “Funds”), for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the PIA Short-Term Securities Fund as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and its peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Board took into account that the PIA Short Duration Bond Fund had not yet commenced operations.

The Board noted that the PIA Short-Term Securities Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year and three-year periods, essentially equal to its peer group average but below its peer group median for the five-year period, and above its peer group median and average for the ten-year period.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the PIA Short-Term Securities Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year, three-year, and five-year periods while above its peer group median and average for the ten-year period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the PIA Short-Term Securities Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Adviser to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

PIA Short-Term Securities Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.35% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, and was below its peer group average when adjusted to include only funds of similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were well below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged by the Adviser to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA Short Duration Bond Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.00% for Class A shares and 0.75% for Class I shares (the “Expense Caps”).  Additionally, the Board noted that the Fund’s estimated total expense ratio was below its peer group median and average for the Class I shares and above its peer group median and average for the Class A shares.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged by the Adviser to its separately managed account clients.  As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits to be received in exchange for Rule 12b-1 fees from the Short Duration Bond Fund.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the PIA Short-Term Securities Fund and PIA Short Duration Bond Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the PIA Short-Term Securities Fund and PIA Short Duration Bond Fund would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA High Yield Fund
Investor Class

Semi-Annual Report

May 31, 2014

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six month period ended May 31, 2014 regarding the PIA High Yield Fund for which Pacific Income Advisers, Inc. (PIA) is the adviser.

During the periods ended May 31, 2014, the High Yield Fund’s total return, including the reinvestment of dividends, was as follows:

				Since Inception
			24 Months	(12/31/10)
	6 Months	12 Months	(Annualized)	(Annualized)
PIA High Yield Fund	4.85%	7.58%	10.53%	8.95%
Barclays Capital U.S. Corporate High-Yield Index	5.15%	7.90%	11.30%	9.56%

Performance data quoted represents past performance; does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The Fund returned 4.85% after fees and expenses during the six months ended May 31, 2014, trailing the Barclays Capital U.S. Corporate High-Yield Index (the “Index”), which returned 5.15%.  The Fund’s total return includes 0.98% in Fund fees and expenses for the six months ended May 31, 2014, compared to the Index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 1.10% and the Fund’s Net Annual Fund Operating Expenses is 0.98%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.98% of the Fund’s average daily net assets through March 29, 2015.

The Fund’s portfolio lagged the Index due to its overweighting of relatively small bond issues, which underperformed larger issues, and from its significant underweighting of BB rated bonds.  We continue to believe the greatest total return opportunities and lowest vulnerability to inflation are in our favored subsectors.  The maturity and duration of the Fund are shorter than the Index, and its weighted average coupon is higher.  The Fund did not experience any defaults in the six month period ended May 31, 2014.  High yield bonds, returning 5.15% during the six month period ended May 31, 2014, trailed the performance of emerging market bonds, which returned 7.02%, and investment grade corporates, which returned 5.42%.  By contrast senior secured leveraged loans, at 2.43%, Treasuries returned 1.93%, and the U.S. Aggregate returned 3.29%, all using Barclays Capital indices.

Conditions in the high yield market have continued the benign trends observed over the last several years.  Issuance of new bonds has been very high.  According to Credit Suisse, new primary high yield bond issuance for the six month period ended May 31, 2014 was $173 billion, just behind 2013’s level of $196 billion.

Defensive refinancing has been the primary use of proceeds, and as a result the vast majority of bond maturities have been pushed several years into the future and corporate interest burdens have been reduced.  Corporate profitability

PIA High Yield Fund

has continued at historically strong levels, driving the average coverage of interest by operating cash flow, a key metric for our universe, near its all-time high.  Focusing on the credit quality of year-to-date issues in 2014, credit statistics have been consistent with the last few years’ healthy levels.  Although the financial press frequently publishes anecdotal evidence of credit market deterioration and indiscipline, the objective marketwide data provides no evidence of “bubble” conditions in the high yield market.

The result of the above trends is that even in a macro environment of five straight years of subpar growth, marketwide default losses for the last twelve months, as measured by Credit Suisse, have been  2.14%, and after  strong recoveries (post-default market prices) on defaults,  the net loss rate has been  0.98%.  The default rate, as measured by Credit Suisse, increased 138 basis points in the month of April driven primarily by one of the largest defaults in the history of the high yield market.  Market participants expect defaults to trend up slightly in future years, remaining well below average until the next recession.  In such an environment, we believe that current credit spreads in the high yield market, compensate bondholders fairly for the credit risk borne.

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six period ended May 31, 2014.  We look forward to reporting to you again with the annual report dated November 30, 2014.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The Fund may invest in swap investment derivatives.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.

PIA High Yield Fund

The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

The Barclays Capital Emerging Markets USD Aggregate Bond Index is a flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate U.S. dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging market issuers.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated.  The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate Investment Grade Index is a sub-index of the Barclays U.S. Credit Index, and includes U.S. dollar denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet the specified maturity, liquidity, and quality requirements.

The Barclays Capital U.S. High-Yield Loans Index, also known as the Bank Loan Index, provides broad and comprehensive total return metrics of the universe of syndicated term loans.  To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR +125.

The Barclays Capital U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Cash flow is a revenue or expense stream that changes a cash account over a given period.  Cash inflows usually arise from either financing, operating or investing activities.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

PIA High Yield Fund
Expense Example – May 31, 2014
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13 – 5/31/14).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.98% per the operating expenses limitation agreement for the PIA High Yield Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/13	Value 5/31/14	Period 12/1/13 – 5/31/14*
PIA High Yield Fund
Actual	$1,000.00	$1,048.50	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.98%.

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2014
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA High Yield Fund
Schedule of Investments – May 31, 2014
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 94.5%

Aerospace/Defense 3.1%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18	$224,500
	Gencorp, Inc.
1,150,000	7.125%, due 3/15/21	1,256,375
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22 (b)	1,059,188
		2,540,063
Automotive 2.1%
	Accuride Corp.
676,000	9.50%, due 8/1/18	717,405
	Affinia Group, Inc.
500,000	7.75%, due 5/1/21	536,250
	Schaeffler Finance BV
20,000	6.875%, due 8/15/18 (b)	21,225
350,000	4.25%, due 5/15/21 (b)	348,688
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)	134,219
		1,757,787
Building Materials 2.8%
	American Builders &
	Contractors Supply Co., Inc.
80,000	5.625%, due 4/15/21 (b)	83,000
	Associated Asphalt Partners LLC
540,000	8.50%, due 2/15/18 (b)	573,750
	Building Materials
	Holding Corp.
400,000	9.00%, due 9/15/18 (b)	434,000
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18 (b)	679,688
	USG Corp.
500,000	5.875%, due 11/1/21 (b)	530,625
		2,301,063
Chemicals 10.4%
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)	640,500
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20	687,374
	H.I.G. BBC Intermediate
	Holdings Corp.
150,000	10.50%, due 9/15/18 (b)(d)	154,500
	Ineos Finance PLC
50,000	7.50%, due 5/1/20 (b)	54,813
	Ineos Group Holdings PLC
1,350,000	5.875%, due 2/15/19 (b)	1,378,687
	Kissner Milling Company Ltd.
410,000	7.25%, due 6/1/19 (b)	421,275
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19	657,588
	LSB Industries, Inc.
200,000	7.75%, due 8/1/19 (b)	214,500
	Momentive Performance
	Materials, Inc.
165,000	8.875%, due 10/15/20	178,613
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18	558,249
	Olin Corp.
500,000	8.875%, due 8/15/19	529,650
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18	281,231
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)	534,600
	Rayonier A.M. Products, Inc.
500,000	5.50%, due 6/1/24 (b)	507,500
	Rentech Nitrogen Partners L.P.
500,000	6.50%, due 4/15/21 (b)	502,500
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)	249,188
	Trinseo Materials Operating S.C.A.
250,000	8.75%, due 2/1/19	267,188
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20	781,875
		8,599,831

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Construction Machinery 1.4%
	H & E Equipment Services, Inc.
$570,000	7.00%, due 9/1/22	$629,850
	Manitowoc, Inc.
500,000	5.875%, due 10/15/22	537,500
		1,167,350
Consumer Cyclical Services 2.9%
	APX Group, Inc.
175,000	6.375%, due 12/1/19	180,250
560,000	8.75%, due 12/1/20	574,000
	Garda World Security Corp.
140,000	7.25%, due 11/15/21 (b)	147,875
	GEO Group, Inc.
950,000	5.875%, due 1/15/22	988,000
	Reliance Intermediate Holdings
475,000	9.50%, due 12/15/19 (b)	516,563
		2,406,688
Consumer Products 2.1%
	Acco Brands Corp.
950,000	6.75%, due 4/30/20	998,688
	Prestige Brands Inc.
375,000	5.375%, due 12/15/21 (b)	385,781
	Visant Corp.
350,000	10.00%, due 10/1/17	326,375
		1,710,844
Consumer Services 2.8%
	Modular Space Corp.
600,000	10.25%, due 1/31/19 (b)	625,500
	Quad/Graphics, Inc.
550,000	7.00%, due 5/1/22 (b)	547,250
	Service Corporation International
150,000	5.375%, due 5/15/24 (b)	152,258
	United Rentals
	(North America), Inc.
400,000	6.125%, due 6/15/23	432,000
500,000	5.75%, due 11/15/24	518,124
		2,275,132
Containers and Packaging 0.9%
	Berry Plastics Corp.
750,000	5.50%, due 5/15/22	752,813

Distributors 0.9%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	214,000
500,000	6.75%, due 1/15/22 (b)	523,750
		737,750
Diversified Manufacturing 3.3%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)	346,875
	Dynacast International LLC
500,000	9.25%, due 7/15/19	555,000
	Griffon Corp.
600,000	5.25%, due 3/1/22 (b)	594,000
	Mcron Finance Sub LLC
347,000	8.375%, due 5/15/19 (b)	384,303
	Wesco Distribution, Inc.
810,000	5.375%, due 12/15/21 (b)	832,275
		2,712,453
Electric 0.9%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23	745,388

Entertainment Resources 1.7%
	Live Nation Entertainment, Inc.
600,000	7.00%, due 9/1/20 (b)	658,500
	Regal Entertainment Group
750,000	5.75%, due 3/15/22	778,125
		1,436,625
Environmental 1.6%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19	844,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18	160,718
	Heckmann Corp.
300,000	9.875%, due 4/15/18	307,500
		1,312,218

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Finance 1.5%
	National Financial
	Partners Corp.
$360,000	9.00%, due 7/15/21 (b)	$395,100
	National Money Mart Co.
800,000	10.375%, due 12/15/16	838,999
		1,234,099
Food and Beverage 2.8%
	Aramark Corp.
500,000	5.75%, due 3/15/20	534,375
	Carolina Beverage
	Group LLC
370,000	10.625%, due 8/1/18 (b)	397,750
	Darling International, Inc.
730,000	5.375%, due 1/15/22 (b)	761,938
	Simmons Food Inc.
600,000	10.50%, due 11/1/17 (b)	651,000
		2,345,063
Gaming 1.8%
	MGM Resorts International
750,000	6.625%, due 12/15/21	835,313
	Scientific Games Corp.
135,000	8.125%, due 9/15/18	142,425
	Scientific Games
	International, Inc.
515,000	6.25%, due 9/1/20	512,425
		1,490,163
Healthcare 1.2%
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19	628,188
	Physio-Control
	International Corp.
333,000	9.875%, due 1/15/19 (b)	372,177
		1,000,365
Industrial – Other 7.4%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17	420,940
	Brand Energy & Infrastructure
	Services, Inc.
675,000	8.50%, due 12/1/21 (b)	717,188
	Cleaver-Brooks, Inc.
275,000	8.75%, due 12/15/19 (b)	307,313
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21	561,600
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18	406,875
	Kratos Defense & Security
	Solutions, Inc.
335,000	7.00%, due 5/15/19 (b)	343,794
	Liberty Tire Recycling
	Holdco, LLC
700,000	11.00%, due 10/1/16 (b)	647,499
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21	686,250
	Safway Group Holding LLC
750,000	7.00%, due 5/15/18 (b)	798,750
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)	502,875
	Stonemor Partners L.P.
300,000	7.875%, due 6/1/21 (b)	315,750
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20 (b)	405,000
		6,113,834
Machinery 0.4%
	Emeco Pty Limited
300,000	9.875%, due 3/15/19 (b)	308,250

Media Non-Cable 4.9%
	CBS Outdoor Americas
	Capital, LLC
960,000	5.625%, due 2/15/24 (b)	988,800
	Outerwall, Inc.
600,000	6.00%, due 3/15/19	626,250
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)	900,550

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Media Non-Cable 4.9% (continued)
	RR Donnelley & Sons Co.
$900,000	6.00%, due 4/1/24	$911,250
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)	642,750
		4,069,600
Metals and Mining 6.0%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)	928,625
	American Rock Salt
	Company LLC
720,000	8.25%, due 5/1/18 (b)	751,644
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16	277,813
	Graftech International Ltd.
640,000	6.375%, due 11/15/20	657,599
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)	473,625
500,000	8.25%, due 1/15/21 (b)	521,250
	Suncoke Energy, Inc.
19,000	7.625%, due 8/1/19	20,271
300,000	7.375%, due 2/1/20 (b)	321,000
450,000	7.375%, due 2/1/20 (b)	481,500
	TMS International Corp.
430,000	7.625%, due 10/15/21 (b)	462,250
		4,895,577
Oil & Gas 0.6%
	FTS International, Inc.
480,000	6.25%, due 5/1/22 (b)	492,000

Oil Field Services 3.2%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)	321,750
	CHC Helicopter SA
450,000	9.25%, due 10/15/20	492,750
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)	422,213
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)	215,000
	Platinum Energy Solutions Inc.
84,900	12.00%, due 10/1/20 (b)(c)(d)	79,806
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)	1,065,000
		2,596,519
Packaging 7.2%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19	646,148
	Beverage Packaging Holdings
500,000	6.00%, due 6/15/17 (b)	511,250
	Boe Intermediate Holding Corp.
657,880	9.00%, due 11/1/17 (b)	687,895
	Bway Parent Company, Inc.
165,000	9.50%, due 11/1/17 (b)	174,075
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)	996,674
	Dispensing Dynamics
	International, Inc.
500,000	12.50%, due 1/1/18 (b)	542,500
	Exopack Holdings Corp.
950,000	7.875%, due 11/1/19 (b)	1,016,499
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)	451,000
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16	185,446
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20	114,950
	Sealed Air Corp.
470,000	6.50%, due 12/1/20 (b)	526,400
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	55,750
		5,908,587
Paper 3.9%
	Cascades, Inc.
205,000	7.875%, due 1/15/20	219,606
	Clearwater Paper Corp.
430,000	4.50%, due 2/1/23	419,250

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount		Value

Paper 3.9% (continued)
	Mercer International, Inc.
$750,000	9.50%, due 12/1/17	$809,999
	Neenah Paper, Inc.
500,000	5.25%, due 5/15/21 (b)	507,500
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20	415,500
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19	347,750
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18	478,969
		3,198,574
Pharmaceuticals 1.8%
	Alphabet Holding Co., Inc.
500,000	7.75%, due 11/1/17	516,875
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)	514,688
	Par Pharmaceutical Cos. Inc.
300,000	7.375%, due 10/15/20	327,000
	Salix Pharmaceuticals, Inc.
130,000	6.00%, due 1/15/21 (b)	139,750
		1,498,313
Pipelines 2.1%
	Atlas Pipeline Partners LP
920,000	5.875%, due 8/1/23	933,800
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22 (b)	751,100
	Summit Midstream
	Holdings, LLC
10,000	7.50%, due 7/1/21	10,900
		1,695,800
Retailers 1.8%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20	613,250
	Rent-A-Center, Inc.
850,000	6.625%, due 11/15/20	890,375
		1,503,625
Software and Services 1.9%
	Audatex North America, Inc.
150,000	6.00%, due 6/15/21 (b)	160,500
750,000	6.125%, due 11/1/23 (b)	807,187
	Interactive Data Corp.
550,000	5.875%, due 4/15/19 (b)	556,875
		1,524,562
Technology 3.7%
	ACI Worldwide, Inc.
20,000	6.375%, due 8/15/20 (b)	21,150
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)	221,500
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)	537,500
500,000	8.25%, due 1/15/21 (b)	545,000
	Kemet Corp.
370,000	10.50%, due 5/1/18	393,125
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)	610,500
	Sungard Data Systems, Inc.
675,000	6.625%, due 11/1/19	717,187
		3,045,962
Textile 1.0%
	Levi Strauss & Co.
750,000	6.875%, due 5/1/22	834,375

Transportation and Logistics 1.0%
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21 (b)	793,125

Transportation Services 2.0%
	Kenan Advantage Group, Inc.
810,000	8.375%, due 12/15/18 (b)	868,725
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)	796,875
		1,665,600

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2014 (continued)
(Unaudited)

Principal Amount			Value

Wirelines 1.4%
	Frontier Communications Corp.
$270,000	9.25%, due 7/1/21		$320,288
355,000	7.125%, due 1/15/23		369,200
	Windstream Corp.
490,000	6.375%, due 8/1/23		488,774
			1,178,262
Total Corporate Bonds
(cost $75,182,992)			77,848,260

Shares			Value

SHORT-TERM INVESTMENTS 5.1%
4,171,361	Invesco STIT – Prime Portfolio –
	Institutional Class, 0.01% (a)		4,171,361
Total Short-Term Investments
(cost $4,171,361)			4,171,361
Total Investments
(cost $79,354,353)		99.6%	82,019,621
Other Assets less Liabilities		0.4%	321,278
TOTAL NET ASSETS		100.0%	$82,340,899

(a)	Rate shown is the 7-day annualized yield as of May 31, 2014.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2014, the value of these investments was $42,967,791 or 52.2% of total net assets.

(c)	Security is considered illiquid. As of May 31, 2014, the value of these investments was $79,806 or 0.1% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2014
(Unaudited)

Assets:
Investments in securities, at value (cost $79,354,353)	$82,019,621
Cash	11,378
Receivable for fund shares sold	149,021
Interest receivable	1,475,821
Prepaid expenses	22,580
Total assets	83,678,421

Liabilities:
Payable to investment adviser	44,444
Payable for fund shares redeemed	8,688
Investments payable	1,220,901
Administration fees	9,256
Custody fees	459
Transfer agent fees and expenses	7,153
Fund accounting fees	12,327
Audit fees	26,904
Chief Compliance Officer fee	1,021
Shareholder reporting	4,499
Accrued expenses	1,870
Total liabilities	1,337,522
Net Assets	$82,340,899

Net Assets Consist of:
Paid-in capital	$79,373,006
Undistributed net investment income	35,006
Accumulated net realized gain on investments and swap contracts	267,619
Net unrealized appreciation on investments	2,665,268
Net Assets	$82,340,899

Net Asset Value, Offering Price and Redemption Price Per Share	$10.82

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	7,609,918

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2014
(Unaudited)

Investment Income:
Interest	$2,419,330
Total investment income	2,419,330

Expenses:
Investment advisory fees (Note 4)	236,373
Transfer agent fees and expenses (Note 4)	30,448
Fund accounting fees (Note 4)	29,840
Administration fees (Note 4)	19,269
Registration fees	13,979
Audit fees	8,924
Legal fees	5,287
Custody fees (Note 4)	3,585
Reports to shareholders	3,272
Trustees’ fees	2,854
Chief Compliance Officer fee (Note 4)	2,476
Insurance	1,971
Miscellaneous	2,453
Total expenses	360,731
Less: Fee waiver by adviser (Note 4)	(4,353)
Net expenses	356,378
Net investment income	2,062,952

Realized and Unrealized Gain on Investments and Swap Contracts:
Net realized gain on:
Investments	266,466
Swap contracts	1,217
Net change in unrealized appreciation on investments	1,101,898
Net gain on investments and swap contracts	1,369,581
Net increase in net assets resulting from operations	$3,432,533

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	May 31, 2014	November 30,
	(Unaudited)	2013
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$2,062,952	$2,889,582
Net realized gain on:
Investments	266,466	654,906
Swap contracts	1,217	—
Net change in unrealized appreciation on investments	1,101,898	441,034
Net increase in net assets resulting from operations	3,432,533	3,985,522

Distributions Paid to Shareholders:
Distributions from net investment income	(2,077,780)	(2,908,278)
Distributions from net realized gains	(654,938)	(194,856)
Total distributions paid to shareholders	(2,732,718)	(3,103,134)

Capital Share Transactions:
Proceeds from shares sold	26,223,901	32,813,029
Distributions reinvested	1,482,005	1,340,004
Payment for shares redeemed	(7,721,966)	(13,912,104)
Net increase in net assets from capital share transactions	19,983,940	20,240,929
Total increase in net assets	20,683,755	21,123,317

Net Assets, Beginning of Period	61,657,144	40,533,827
Net Assets, End of Period	$82,340,899	$61,657,144
Includes Undistributed Net Investment Income of	$35,006	$49,834

Transactions in Shares:
Shares sold	2,440,337	3,075,500
Shares issued on reinvestment of distributions	138,409	126,072
Shares redeemed	(719,601)	(1,307,199)
Net increase in shares outstanding	1,859,145	1,894,373

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Financial Highlights

					December 31,
	Six Months		Year	Year	2010*
	Ended		Ended	Ended	through
	May 31, 2014		November 30,	November 30,	November 30,
	(Unaudited)		2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.72		$10.51	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.30		0.65	0.65	0.45
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.21		0.27	0.73	(0.21)
Total from investment operations	0.51		0.92	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.30)		(0.66)	(0.67)	(0.44)
Distributions from net realized gains	(0.11)		(0.05)	—	—
Total distributions	(0.41)		(0.71)	(0.67)	(0.44)

Net asset value, end of period	$10.82		$10.72	$10.51	$9.80

Total Return	4.85	%++	9.06%	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$82,341		$61,657	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98	%+	0.98%	0.98%	0.98	%+
Before fee waivers and expense reimbursements	0.99	%+	1.10%	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	5.67	%+	6.22%	6.55%	5.67	%+
Before fee waivers and expense reimbursements	5.66	%+	6.10%	6.23%	3.62	%+
Portfolio turnover rate	9	%++	33%	36%	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2014
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Fund offers the Investor Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011-2013, or expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date.  Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2014, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2014, the Fund held illiquid securities with a value of $79,806 or 0.1% of total net assets.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2014, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund except for the Platinum holding are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2014:

High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$77,613,954	$234,306	$77,848,260
Total Fixed Income	—	77,613,954	234,306	77,848,260
Short-Term Investments	4,171,361	—	—	4,171,361
Total Investments	$4,171,361	$77,613,954	$234,306	$82,019,621

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2013	$39,317	$70,695
Accrued discounts/premiums	—	(6,128)
Realized gain/(loss)	(68,242)	—
Change in unrealized appreciation/(depreciation)	40,303	14,272
Purchases	—	155,467
Sales	(11,378)	—
Transfers in and/or out of Level 3	—	—
Balance as of May 31, 2014	$—	$234,306

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2014, and still classified as level 3 was $3,973.

On October 18, 2013, the Fund received a newly issued Platinum bond, due 2020 and common stock in exchange for the previously held Platinum bond, due 2015.  This exchange was the result of a balance sheet restructuring by Platinum Energy Solutions, Inc.  Since receipt of the newly issued securities, the Platinum bond, due 2020 has been priced by a single broker quote.  The common stock was valued based on the residual value assigned to the newly issued common stock at the time of the exchange.  The Fund continues to hold the Platinum bond while the common stock was sold during the period.  During the six months ended May 31, 2014, the Fund acquired H.I.G. BBC Intermediate Holdings Corp. which has been valued based on a single broker quote from a broker-dealer the Adviser believes to be a market participant.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  A significant change in the broker quotes would have a direct change on the fair value of the bonds.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.65% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2014, the Fund incurred $236,373 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2014, the Adviser reduced its fees in the amount of $4,353.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $268,771 at May 31, 2014.  The expense limitation will remain in effect through at least March 29, 2015, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$115,907
2015	90,626
2016	57,885
2017	4,353
$268,771

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended May 31, 2014, the Fund incurred $19,269 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the six months ended May 31, 2014, the High Yield Fund incurred $29,840 in fund accounting fees and $22,176 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2014, the Fund incurred $3,585 in custody fees.

For the six months ended May 31, 2014, the Fund was allocated $2,476 of the Chief Compliance Officer fee.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

At May 31, 2014, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the amount of $9,256, $12,327, $4,622, $1,021, and $459, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2014, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $26,453,922 and $6,377,809.  There were no purchases and sales of U.S. government obligations during six months ended May 31, 2014.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives.  The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The effect of derivative instruments on the statement of operations for the six months ended May 31, 2014 is as follows:

	Location of Gain on Derivatives
Derivative Type	Recognized in Income	Value
Credit contracts	Net realized gain on swap contracts	$1,217

For the six months ended May 31, 2014, the monthly average gross notional amount of the credit default swaps held in the Fund was $666,667.  The Fund did not hold derivative instruments at May 31, 2014.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2014 (continued)
(Unaudited)

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2014 and the year ended November 30, 2013 was as follows:

	May 31, 2014	Nov. 30, 2013
Ordinary income	$2,240,465	$3,054,085
Long-term capital gains	492,253	49,049

As of November 30, 2013, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

High Yield Fund

Cost of investments (a)	$59,626,792
Gross unrealized appreciation	1,961,864
Gross unrealized depreciation	(398,494)
Net unrealized appreciation (a)	1,563,370
Undistributed ordinary income	212,489
Undistributed long-term capital gain	492,219
Total distributable earnings	704,708
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$2,268,078

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation are the same.

PIA High Yield Fund
Notice to Shareholders – May 31, 2014
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for the PIA High Yield Fund and PIA High Yield (MACS) Fund, which had not yet commenced operations at the time of this meeting (collectively, the “Funds”), for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the PIA High Yield Fund as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and its peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance of the PIA High Yield Fund against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Board noted that the PIA High Yield (MACS) Fund had not yet commenced operations.

The Board noted that the PIA High Yield Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median and average for the one-year and since inception periods.

The Board noted that the PIA High Yield Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median and average for the one-year and since inception periods.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

The Board also considered any differences in performance between similarly managed accounts and the performance of the PIA High Yield Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Funds.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds, fees charged by the Adviser to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the PIA High Yield Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

PIA High Yield Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.98% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, and was below its peer group average when adjusted to include only funds of similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA High Yield (MACS) Fund:  The Board noted that the Adviser will not charge management fees to the Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the Fund.  The Board noted that the Adviser will also voluntarily absorb all of the Fund’s ordinary operating expenses.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the PIA High Yield Fund does not exceed the Expense Cap.  Additionally, the Board noted that since the Adviser will not charge a management fee to the PIA High Yield (MACS) Fund, such economies of scale might be realized in the form of lower operating expenses as the Fund grows in size.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds.  The Board also reviewed information regarding fee offsets for separate accounts invested in the PIA High Yield Fund and determined that the Adviser was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date 8/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date 8/1/14

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 8/1/14

* Print the name and title of each signing officer under his or her signature